Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2023	$ 218,968	$ 1,301	$ 291,463	$ 4,651	$ (10,507)	$ (67,940)
Changes in equity
Loss for the period	(30,159)	0	0	0	0	(30,159)
Other comprehensive (expense)/income	145	0	0	258	(113)	0
Total comprehensive loss for the period	(30,014)	0	0	258	(113)	(30,159)
Share-based compensation expense	412	0	0	412	0	0
Transfer of share options	0	0	0	(455)	0	455
Total transactions with owners	412	0	0	(43)	0	455
Ending balance at Sep. 30, 2024	189,366	1,301	291,463	4,866	(10,620)	(97,644)
Beginning balance at Dec. 31, 2024	178,951	1,301	291,463	5,194	(12,561)	(106,446)
Changes in equity
Loss for the period	(34,121)	0	0	0	0	(34,121)
Other comprehensive (expense)/income	871	0	0	(55)	926	0
Total comprehensive loss for the period	(33,250)	0	0	(55)	926	(34,121)
Share-based compensation expense	5,848	0	0	5,848	0	0
Transfer of share options	0	0	0	(269)	0	269
Share option exercises	0	0	0	(10)	0	10
Issue of share capital	139,848	250	139,598	0	0	0
Total transactions with owners	145,696	250	139,598	5,569	0	279
Ending balance at Sep. 30, 2025	$ 291,397	$ 1,551	$ 431,061	$ 10,708	$ (11,635)	$ (140,288)